Retirement Benefit Plans - Pension Costs of Defined Benefit Plans Recognized in Profit or Loss by Categories (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 281.8	$ 271.5	$ 272.2
Cost of revenue [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	177.8	175.3	177.0
Research and development expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	79.1	75.3	73.4
General and administrative expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	20.6	16.7	17.4
Marketing expenses [member]
Disclosure of defined benefit plans [line items]
Defined benefit cost recognized in the income statement	$ 4.3	$ 4.2	$ 4.4